Lease - Schedule of Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 851,652	$ 1,120,202
Operating lease liabilities – current	425,663	354,123
Operating lease liabilities – non-current	478,818	838,982
Total operating lease liabilities	904,481	1,193,105
Lease cost
Amortization of right-of-use assets	410,680	296,047	$ 196,111
Interest of operating lease liabilities	38,745	41,248	27,051
Total lease cost	$ 449,425	$ 337,295	$ 223,162
Weighted average remaining lease term (years):	2 years 18 days
Weighted average discount rate:	3.66%